Summary of Significant Accounting Policies (Details) - Schedule of condensed statement of operations - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Condensed Income Statements, Captions [Line Items]
Net Loss	$ (245,301)	$ (276,735)
Accretion of temporary equity to redemption value	(602,401)	(602,401)
Net loss including accretion of temporary equity to redemption value	(847,702)	(879,136)
Common Shares Subject to Redemption [Member]
Condensed Income Statements, Captions [Line Items]
Accretion of temporary equity to redemption value	602,401	602,401
Allocation of net income (loss)	$ 47,821	$ 149,300
Weighted-average shares outstanding (in Shares)	2,998,094	1,407,269
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.02	$ 0.11
Allocation of net loss including accretion of temporary equity	$ (554,580)	$ (453,101)
Non-redeemable Common Shares [Member]
Condensed Income Statements, Captions [Line Items]
Accretion of temporary equity to redemption value
Allocation of net income (loss)	$ (293,122)	$ (426,035)
Weighted-average shares outstanding (in Shares)	1,584,633	1,323,208
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.18)	$ (0.32)
Allocation of net loss including accretion of temporary equity	$ (293,122)	$ (426,035)